INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX PROVISION

The income tax provision consists of the following:

	Six months ended June 30,	Year ended June 30,	Year Ended June 30,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Current tax	393,240	213,989	103,789	13,306
Deferred tax	—	(27,838)	(400,479)	(51,343)
Income tax expense (credit)	393,240	186,151	(296,690)	(38,037)

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX

The following is a reconciliation of the Company’s income tax expense (credit) to income (loss) before provision for income taxes for the six months ended June 30, 2024 and the years ended June 30, 2025 and 2026.

	Six months ended June 30,	Year ended June 30,	Year Ended June 30,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Income (loss) before provision for income taxes	4,042,361	(7,750,311)	14,323,156	1,836,301

Tax (benefit) at the domestic income tax rate	666,990	(1,278,801)	2,363,320	302,990
Effect of Hong Kong graduated rates	(165,000)	(165,000)	(149,473)	(19,163)
Effect of non-deductible expenses	5,764	1,678,075	9,854	1,264
Effect of non-taxable income	(27,028)	(3,448)	(2,464,664)	(315,983)
Effect of utilization of tax losses brought forward	(87,486)	(44,675)	(162,621)	(20,849)
Effect of tax losses not recognized	—	—	106,894	13,704
Income tax expense (credit)	393,240	186,151	(296,690)	(38,037)

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The principal components of deferred tax assets are as follows:

	As of June 30,
	2025	2026	2026
	HKD	HKD	US$
Net operating loss carrying forwards	229,869	179,241	22,980
Less: valuation allowance	(229,869)	(179,241)	(22,980)
Total deferred tax assets	—	—	—

SCHEDULE OF COMPONENTS OF DEFERRED TAX LIABILITIES

The principal components of deferred tax liabilities are as follows:

	As of June 30,
	2025	2026	2026
	HKD	HKD	US$
Intangible assets arisen from business combination	5,128,412	10,457,063	1,340,649

Total deferred tax liabilities	5,128,412	10,457,063	1,340,649

SCHEDULE OF MOVEMENTS IN DEFERRED TAX LIABILITIES

Below is an analysis of the movements in the deferred tax liabilities:

	Year ended June 30,	Year Ended June 30,
	2025	2026	2026
	HKD	HKD	US$
Balance at beginning of the years	—	5,128,412	657,489
Additions arising from business combination	5,156,250	5,729,130	734,503
Credit to profit or loss	(27,838)	(400,479)	(51,343)
Balance at end of the years	5,128,412	10,457,063	1,340,649